Expense Example - Dynamic Alpha Macro Fund	Nov. 01, 2026 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 218
Expense Example, with Redemption, 3 Years	673
Expense Example, with Redemption, 5 Years	1,154
Expense Example, with Redemption, 10 Years	2,483
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	$ 2,062